111 Huntington Ave., Boston, Massachusetts 02199
Phone 617-954-5000

                      November 1, 2023

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust XVII (the “Trust”) (File Nos. 33-37615 and 811-6174) on behalf of MFS® International Equity Fund

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and the Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 54 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 26, 2023.

Please call the undersigned at (617) 954-4384 or Vanessa Rodriguez-Jimenez at (617) 954-5831 with any questions you may have.

                                                               Very truly yours,

                                                              AMANDA S. MOORADIAN
                                                              Amanda S. Mooradian
                                                               Assistant Vice President and Senior Counsel

ASM/vrj